GOODWILL - Goodwill Allocated To Units (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	$ 6,914	$ 2,216
Dealer software and technology services
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	4,580	0
Healthcare services
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	1,310	1,397
Other Operations
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	$ 1,024	$ 819